Summary of Significant Accounting Policies - Foreign Currency Translation (Details) - HKD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Summary of Significant Accounting Policies
Aggregate net foreign currency transaction gain	$ 0	$ 0	$ 0